Note 4 - Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	September 30, 2023	December 31, 2022
Accrued research and development	$735	$1,337
Accrued legal, regulatory, professional and other	549	437
Accrued payroll and bonuses	443	748
Operating lease liability - current	88	116
Accrued liabilities due to related party	65	86
Total accrued expenses and other current liabilities	$1,880	$2,724

	December 31,
	2022	2021
Accrued research and development	$1,337	$1,005
Accrued payroll and bonuses	748	606
Accrued legal, regulatory, professional and other	437	442
Operating lease liability - current	116	96
Accrued liabilities due to related party	86	109
Total accrued expenses and other current liabilities	$2,724	$2,258